FINANCIAL ASSETS AND LIABILITIES - Foreign Currency Risk (Details) - Currency Swap [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
NOK
Derivative [Line Items]
Derivative, notional amount	$ 2.6	$ 5.1
EUR
Derivative [Line Items]
Derivative, notional amount	$ 6.1	$ 23.9